Transamerica Madison Large Cap Growth VP
Summary Prospectus
May 1, 2012
Class	Initial & Service
& Ticker	Not Applicable
This summary prospectus is designed to provide shareholders with key portfolio information in a clear and concise format. Before you invest, you may want to review the portfolio's prospectus, which contains more information about the portfolio and its risks. You can find the portfolio's prospectus and other information about the portfolio, including the portfolio's statement of additional information and most recent reports to shareholders, online at http://www.transamericaseriestrust.com/prospectus. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The portfolio's prospectus and statement of additional information, dated May 1, 2012, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the portfolio's annual report to shareholders, dated December 31, 2011, are incorporated by reference into this summary prospectus.
Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
	Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class of Shares
	Initial	Service
Management fees	0.80%	0.80%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	5.45% [a]	5.45%
Total annual fund operating expenses	6.25%	6.50%
Fee waiver and/or expense reimbursement[b]	5.20%	5.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.30%
[a]	Other expenses are based on estimates for the current fiscal year.
[b]	Contractual arrangements have been made with the portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2013, to waive fees and/or reimburse portfolio expenses to the extent that the portfolio’s total operating expenses exceed 1.05%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share Class	1 year	3 years	5 years	10 years
Initial	$ 107	$ 1,419	$ 2,695	$ 5,730
Service	$ 132	$ 1,460	$ 2,749	$ 5,804

Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance.
For the period beginning May 1, 2011 and ending December 31, 2011, the portfolio turnover rate for the portfolio was 39% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Madison Asset Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in common stocks of larger companies.
Under normal circumstances, the portfolio invests at least 80% of its assets (plus the amount of borrowings, if any, for investment purposes) in securities of large cap companies and related investments. The sub-adviser generally defines large cap stocks as stocks of companies with market capitalization in the Russell 1000® Growth Index1 or larger. The median market capitalization of companies represented in the index was $5.6 billion as of December 31, 2011. The portfolio seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a “growth” approach. The portfolio will normally diversify its holdings among various industries and among companies within those industries. The portfolio may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) of emerging market securities.
The portfolio may also invest in exchange traded funds (“ETFs”) that are registered investment companies. The portfolio has an active trading strategy which will lead to more portfolio turnover than a more passively-managed portfolio.
The portfolio may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit.
1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Principal Risks: Risk is inherent in all investing. Many factors affect the portfolio's performance. There is no assurance the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. You may lose money if you invest in this portfolio.
•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit greater volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to NAV. ETFs are subject to secondary market trading risks. In addition, a portfolio will bear a pro rata portion of the operating expenses of an ETF in which it invests.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio's securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
•	Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•	Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.
Performance: No performance is shown for the portfolio. Performance information will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.

Management:
Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Madison Asset Management, LLC
Portfolio Managers:
Bruce Ebel, CFA, Portfolio Manager since 2011
David Halford, CFA, Portfolio Manager since 2011
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s net asset value determined after receipt of a request in good order.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio does not currently offer Initial class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the portfolio and/or its affiliates may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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